SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

SEI Alternative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 100.0%
Other Asset-Backed Securities — 100.0%

Apex Credit CLO 12, Ser 2025-12A, Cl D1
8.029%, TSFR3M + 3.750%, 04/20/2038(A)(B)	$500	$502
Apex Credit CLO, Ser 2019-1A, Cl D1RR
8.120%, TSFR3M + 3.850%, 07/18/2037(A)(B)	1,000	971
Apex Credit CLO, Ser 2020-1A, Cl CRR
6.920%, TSFR3M + 2.650%, 04/20/2035(A)(B)	1,000	1,000
Apex Credit CLO, Ser 2024-2A, Cl D1
8.032%, TSFR3M + 3.750%, 07/25/2037(A)(B)	750	753
Apidos CLO XXXVIII, Ser 2021-38A, Cl E2
12.281%, TSFR3M + 8.012%, 01/21/2034(A)(B)	1,100	1,097
Atlas Senior Loan Fund VII, Ser 2016-7A, Cl ER
10.991%, TSFR3M + 6.662%, 11/27/2031(A)(B)	2,000	1,980
Atlas Senior Loan Fund XX, Ser 2022-20A, Cl D1R
8.120%, TSFR3M + 3.850%, 10/19/2037(A)(B)	1,300	1,308
Atlas Senior Loan Fund XXIII, Ser 2024-23A, Cl C
6.670%, TSFR3M + 2.400%, 07/20/2037(A)(B)	1,000	1,005
Atlas Senior Loan Fund XXV, Ser 2025-25A, Cl D1
0.000%, 07/20/2038(A)(B)(C)	200	–
Battalion CLO XVI, Ser 2024-16A, Cl ER2
11.360%, TSFR3M + 7.090%, 01/20/2038(A)(B)	800	792
Battalion CLO XXVIII, Ser 2025-28A, Cl F
13.363%, TSFR3M + 9.040%, 01/20/2038(A)(B)	250	230
Battalion CLO XXVIII, Ser 2025-28A, Cl SUB
0.000%, 01/20/2038(A)(B)(C)(D)	1,640	1,525
Battery Park CLO, Ser 2019-1A, Cl DR
8.006%, TSFR3M + 3.750%, 07/15/2036(A)(B)	500	499
Battery Park CLO, Ser 2019-1A, Cl E
11.506%, TSFR3M + 7.250%, 07/15/2036(A)(B)	350	351
Benefit Street Partners CLO XV, Ser 2018-15A, Cl SUB
0.000%, 07/18/2031(A)(B)(C)(D)	1,895	1,004
BlueMountain CLO, Ser 2016-3A, Cl CR
6.788%, TSFR3M + 2.462%, 11/15/2030(A)(B)	300	301

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Bridge Street CLO II, Ser 2021-1A, Cl B
6.881%, TSFR3M + 2.612%, 07/20/2034(A)(B)	$175	$175
Cedar Funding VIII CLO, Ser 2017-8A, Cl DRR
7.230%, TSFR3M + 2.950%, 01/17/2038(A)(B)	1,225	1,206
Crown Point CLO 7, Ser 2024-7A, Cl AR
5.500%, TSFR3M + 1.230%, 10/20/2031(A)(B)	344	344
Galaxy XXVIII CLO, Ser 2018-28A, Cl A2
5.818%, TSFR3M + 1.562%, 07/15/2031(A)(B)	42	41
Gallatin CLO XI, Ser 2024-1A, Cl D1
8.270%, TSFR3M + 4.000%, 10/20/2037(A)(B)	1,250	1,254
Ivy Hill Middle Market Credit Fund XX, Ser 2025-20A, Cl ER
0.000%, 07/19/2037(A)(B)(C)	500	500
Jefferies Credit Partners Direct Lending CLO, Ser 2024-1A, Cl E
12.532%, TSFR3M + 8.250%, 07/25/2036(A)(B)	250	244
Jefferies Credit Partners Direct Lending CLO, Ser 2024-1A, Cl SUB
0.000%, 07/25/2036(A)(B)(C)(D)	400	348
Jefferies Credit Partners Direct Lending CLO, Ser 2024-2A, Cl D1
8.720%, TSFR3M + 4.450%, 01/20/2037(A)(B)	1,250	1,253
LCM 31, Ser 2024-31A, Cl ER
11.520%, TSFR3M + 7.250%, 07/20/2034(A)(B)	500	441
LCM 39, Ser 2024-39A, Cl ER
11.256%, TSFR3M + 7.000%, 10/15/2034(A)(B)	1,000	1,001
LCM 40, Ser 2024-40A, Cl D1R
8.006%, TSFR3M + 3.750%, 01/15/2038(A)(B)	1,000	1,006
Magnetite XXV, Ser 2020-25A, Cl D
7.843%, TSFR3M + 3.562%, 01/25/2032(A)(B)	250	251
MidOcean Credit CLO XVI, Ser 2024-16A, Cl SUB
0.000%, 10/20/2037(A)(B)(C)(D)	1,000	755
Mountain View CLO XV, Ser 2019-2A, Cl CR
7.156%, TSFR3M + 2.900%, 07/15/2037(A)(B)	1,250	1,258
Mountain View CLO XVIII, Ser 2024-1A, Cl D1
7.911%, TSFR3M + 3.650%, 10/16/2037(A)(B)	1,200	1,209
Mountain View CLO XVIII, Ser 2024-1A, Cl E
11.851%, TSFR3M + 7.590%, 10/16/2037(A)(B)	788	795

SEI Alternative Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

SEI Alternative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Mountain View CLO, Ser 2016-1A, Cl CR2
6.592%, TSFR3M + 2.350%, 04/14/2033(A)(B)	$350	$351
Navesink CLO 1, Ser 2025-1A, Cl D1R
8.182%, TSFR3M + 3.900%, 07/25/2033(A)(B)	1,000	1,005
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl B1N
6.781%, TSFR3M + 2.512%, 04/20/2030(A)(B)	2,000	1,990
NGC, Ser 2024-1A, Cl D1
8.470%, TSFR3M + 4.200%, 07/20/2037(A)(B)	500	503
Ocean Trails CLO 8, Ser 2020-8A, Cl ERR
11.756%, TSFR3M + 7.500%, 07/15/2034(A)(B)	1,000	945
Ocean Trails CLO IX, Ser 2025-9A, Cl D1RA
7.468%, TSFR3M + 3.150%, 01/15/2038(A)(B)	1,250	1,244
OCP CLO, Ser 2024-38A, Cl SUB
0.000%, 01/21/2038(A)(B)(C)(D)	1,000	855
Owl Rock Technology Financing, Ser 2020-1A, Cl A1R
7.306%, TSFR3M + 3.050%, 10/15/2035(A)(B)	1,250	1,255
Rad CLO 18, Ser 2025-18A, Cl ER
0.000%, 07/15/2037(A)(B)(C)	500	501
Saranac CLO VII, Ser 2017-2A, Cl DR
7.954%, TSFR3M + 3.632%, 11/20/2029(A)(B)	250	244
Steele Creek CLO, Ser 2018-1X, Cl A
5.528%, TSFR3M + 1.272%, 04/15/2031(B)	259	259
TCW CLO, Ser 2017-1A, Cl D1R3
7.980%, TSFR3M + 3.700%, 10/29/2034(A)(B)	500	498
TCW CLO, Ser 2020-1A, Cl DR3
7.670%, TSFR3M + 3.400%, 04/20/2034(A)(B)	1,000	981
TCW CLO, Ser 2021-2A, Cl D
7.793%, TSFR3M + 3.512%, 07/25/2034(A)(B)	550	549
THL Credit Lake Shore MM CLO I, Ser 2019-1A, Cl A1R
6.218%, TSFR3M + 1.962%, 04/15/2033(A)(B)	1,160	1,161
THL Credit Wind River CLO, Ser 2017-3A, Cl CR
7.018%, TSFR3M + 2.762%, 04/15/2035(A)(B)	240	241
Venture CLO, Ser 2017-28AA, Cl DR
8.151%, TSFR3M + 3.882%, 10/20/2034(A)(B)	850	831

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Venture XXVIII CLO, Ser 2021-28A, Cl A2R
5.521%, TSFR3M + 1.252%, 07/20/2030(A)(B)	$78	$78
Voya CLO, Ser 2017-1A, Cl D
10.641%, TSFR3M + 6.362%, 04/17/2030(A)(B)	750	742
Wellfleet CLO, Ser 2020-2A, Cl BR
6.268%, TSFR3M + 2.012%, 07/15/2034(A)(B)	1,000	1,002
Wellfleet CLO, Ser 2021-2A, Cl C
6.868%, TSFR3M + 2.612%, 07/15/2034(A)(B)	630	631
Wellfleet CLO, Ser 2024-2A, Cl SUB
0.000%, 02/25/2038(A)(B)(C)(D)	1,014	791

Total Asset-Backed Securities
(Cost $42,045) ($ Thousands)		42,056

Total Investments in Securities — 100.0%
(Cost $42,045) ($ Thousands)		$42,056

Percentages are based on Net Assets of $42,060 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2025, the value of these securities amounted to $41,797 ($ Thousands), representing 99.4% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	No interest rate available.
(D)	Level 3 security in accordance with fair value hierarchy.

Cl — Class
CLO — Collateralized Loan Obligation
Ser — Series
TSFR3M — Term Secured Overnight Financing Rate 3 Months

2

SEI Alternative Income Fund